Consolidated Statement of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement of comprehensive income [abstract]
Profit for the year	¥ 407,894	$ 64,517	¥ 779,326	¥ 860,700
Items that may be reclassified to profit or loss in subsequent periods, net of tax:
Foreign currency translation	(36,685)	(5,802)	(63,864)	8,467
Net fair value change on debt instruments at fair value through other comprehensive income	63,890	10,106	(2,752)	3,050
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods, representing other comprehensive income for the year, net of tax	27,205	4,304	(66,616)	11,517
Total comprehensive income for the year, net of tax	435,099	68,821	712,710	872,217
Attributable to:
Equity holders of the company	293,240	46,383	492,966	610,369
Non-controlling interests	141,859	22,438	219,744	261,848
Total comprehensive income for the year, net of tax	¥ 435,099	$ 68,821	¥ 712,710	¥ 872,217